Fees Summary	Sep. 23, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 625,000
Previously Paid Amount	0.00
Total Fee Amount	92.25
Total Offset Amount	0.00
Net Fee	92.25
Narrative - Max Aggregate Offering Price	$ 625,000
Final Prospectus	true